RELATED PARTY TRANSACTIONS - Related Party Share Issuance/Transfers (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 29, 2024	Aug. 09, 2024	Jul. 10, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							2,550,588
Conversion, capital transferred							2,412,930
Shares issued as payment towards contingent guarantee							$ 1,210,290
Principal amount							359,896
Common stock, $0.0001 par value;				$ 1,246	$ 1,246		$ 2,225	$ 1,246	$ 503	$ 503	$ 503
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock issued to for consulting services (in shares)	882,668		1,602,994
Promissory Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes							$ 21,299
Secured convertible notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes							$ 217,397
Chardan Note
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							145,606	198,196
Shares issued to pay interest on convertible notes							$ 212,803
Principal amount							$ 400,000
Shares transferred					2,263,031	2,263,031	2,263,031
Short and Long Term Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes							$ 351,141
Quantum Ventures LLC
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							366,750
Quantum Ventures LLC | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				1,558,923
Quantum Ventures LLC | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							1,558,923
Atlas FinTech
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							127,159
Shares transferred		2,788,276
Common stock, $0.0001 par value;		$ 803,860
Common stock, par value (in dollars per share)		$ 0.0001
Reimbursement shares transferred		1,337,500
Number of additional shares issued		991,665
Common stock issued to for consulting services (in shares)		4,125,776
Atlas FinTech | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				1,183,629
Atlas FinTech | Chardan Note
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							52,590
Atlas FinTech | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							991,665